Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	POSASR
Entity Registrant Name	NexPoint Residential Trust, Inc.
Entity Central Index Key	0001620393
Amendment Flag	false